UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

    Eric Todd Briddell    Plymouth Meeting, PA    February 18, 1999

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$112,916


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109      997    50000 SH       SOLE                    50000
Apartment Investment and Manag                  03748R101     9041   227100 SH       SOLE                   227100
Archstone Communities Trust                     039581103     7546   368085 SH       SOLE                   368085
Arden Realty Group, Inc.                        039793104     2131   106200 SH       SOLE                   106200
Avalon Bay Communities                          053484101     5403   156031 SH       SOLE                   156031
BRE Properties, Inc.                            05564E106     4114   181340 SH       SOLE                   181340
Boston Properties                               101121101     4915   157900 SH       SOLE                   157900
Brandywine Realty Trust                         105368203     1785   109000 SH       SOLE                   109000
Charles E. Smith Residential R                  832197107     4241   119900 SH       SOLE                   119900
Chateau Communities, Inc.                       161726104      571    22000 SH       SOLE                    22000
Developers Diversified Realty                   251591103     1524   118400 SH       SOLE                   118400
Equity Office Properties Trust                  294741103     5383   218600 SH       SOLE                   218600
Equity Residential Properties                   29476L107     4482   105000 SH       SOLE                   105000
Essex Property Trust, Inc.                      297178105     7154   210400 SH       SOLE                   210400
First Industrial Realty Trust,                  32054K103     1037    37800 SH       SOLE                    37800
Golf Trust of America, Inc.                     38168B103      706    41700 SH       SOLE                    41700
Home Properties of New York, I                  437306103     6058   220800 SH       SOLE                   220800
Host Marriott Corp                              44107P104     1730   209700 SH       SOLE                   209700
JDN Realty Corporation                          465917102     2843   176300 SH       SOLE                   176300
Kilroy Realty Corporation                       49427F108     2025    90500 SH       SOLE                    90500
Kimco Realty Corp.                              49446R109     3049    90000 SH       SOLE                    90000
Liberty Property Trust                          531172104     5180   209300 SH       SOLE                   209300
Mack Cali Realty Corporation                    554489104     5098   195600 SH       SOLE                   195600
Prentiss Properties, Inc.                       740706106     4194   196200 SH       SOLE                   196200
Prologis Trust                                  743410102     1053    54700 SH       SOLE                    54700
Public Storage, Inc.                            74460D109     3771   166200 SH       SOLE                   166200
Reckson Associates                              75621K106     5715   278800 SH       SOLE                   278800
Regency Realty Corp.                            758939102     2280   114000 SH       SOLE                   114000
Simon Property Group, Inc.                      828806109     2521   109900 SH       SOLE                   109900
Spieker Properties, Inc.                        848497103     2766    75900 SH       SOLE                    75900
Starwood Financial, Inc.                        85569R104     1279    75800 SH       SOLE                    75800
Starwood Hotels & Resorts Worl                  85590A203     2325    98950 SH       SOLE                    98950